UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

_____________________

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	11,810	$286,275
AeroVironment, Inc.(a)	770	17,410
Alliant Techsystems, Inc.	2,490	231,819
American Science & Engineering, Inc.	190	11,550
BE Aerospace, Inc.(a)	4,450	310,210
Cubic Corp.	570	28,814
Curtiss-Wright Corp.	3,080	125,171
Engility Holdings, Inc.(a)	570	18,576
Esterline Technologies Corp.(a)	1,610	131,118
Exelis, Inc.	13,970	206,477
GenCorp, Inc.(a)	2,700	47,277
Moog, Inc., Class A(a)	2,830	159,159
Orbital Sciences Corp.(a)	6,780	125,701
Teledyne Technologies, Inc.(a)	1,220	97,807
Triumph Group, Inc.	1,800	141,228
		1,938,592

AIR FREIGHT & LOGISTICS (0.3%)
Atlas Air Worldwide Holdings(a)	2,610	116,511
Forward Air Corp.	1,030	37,667
Hub Group, Inc., Class A(a)	1,320	50,490
UTI Worldwide, Inc.	10,100	166,650
		371,318

AIRLINES (0.8%)
Alaska Air Group, Inc.(a)	4,960	303,403
Allegiant Travel Co.	1,540	149,965
JetBlue Airways Corp.(a)	39,380	257,545
SkyWest, Inc.	14,130	213,646
		924,559

APPAREL RETAIL (0.2%)
Francesca's Holdings Corp.(a)	9,920	246,611

APPLICATION SOFTWARE (0.0%)
Tangoe, Inc.(a)	680	12,281

AUTO COMPONENTS (1.0%)
Dorman Products, Inc.	3,760	177,021
Drew Industries, Inc.	4,580	187,002
Gentex Corp.	9,110	205,704
LKQ Corp.(a)	15,800	411,906
Standard Motor Products, Inc.	3,780	129,994
Superior Industries International, Inc.	740	13,475
		1,125,102

AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	18,220	110,413

AUTOMOBILES (0.5%)
Thor Industries, Inc.	5,070	274,034
Winnebago Industries, Inc.(a)	11,510	275,319
		549,353

BIOTECHNOLOGY (1.3%)
Acorda Therapeutics, Inc.(a)	4,000	151,880
ArQule, Inc.(a)	16,110	43,014
Emergent BioSolutions, Inc.(a)	920	16,275
Momenta Pharmaceuticals, Inc.(a)	2,060	35,555
Neogen Corp.(a)	1,505	85,002
Spectrum Pharmaceuticals, Inc.	8,740	73,766
United Therapeutics Corp.(a)	3,700	276,908
Vertex Pharmaceuticals, Inc.(a)	9,860	786,828
		1,469,228

BUILDING PRODUCTS (0.8%)
AAON, Inc.	922	19,888
Apogee Enterprises, Inc.	1,150	30,774
Comfort Systems USA, Inc.	7,810	120,664
Eagle Materials, Inc.	2,340	157,903
Griffon Corp.	12,420	147,798
Lennox International, Inc.	2,790	200,378
Quanex Building Products Corp.	3,875	65,952
Simpson Manufacturing Co., Inc.	1,310	43,256
Universal Forest Products, Inc.	2,570	106,013
		892,626

CAPITAL MARKETS (1.6%)
Apollo Investment Corp.	14,930	121,381
Eaton Vance Corp.	5,190	210,039
Evercore Partners, Inc.	820	38,884
Federated Investors, Inc., Class B	2,960	85,929
Financial Engines, Inc.	1,510	72,087
HFF, Inc., Class A	12,530	263,130
Investment Technology Group, Inc.(a)	1,870	26,573
Janus Capital Group, Inc.	12,160	113,939
Piper Jaffray Cos., Inc.(a)	600	20,130
Prospect Capital Corp.	6,830	74,788
Raymond James Financial, Inc.	3,970	174,958
SEI Investments Co.	5,190	164,056
SWS Group, Inc.(a)	12,455	74,232
Virtus Investment Partners, Inc.(a)	995	185,568
Waddell & Reed Financial, Inc., Class A	4,260	217,516
		1,843,210

CHEMICALS (2.4%)
A. Schulman, Inc.	3,680	98,624
Albemarle Corp.	3,020	187,270
American Vanguard Corp.	4,020	99,254
Ashland, Inc.	2,520	218,837
Balchem Corp.	1,065	52,994
Cabot Corp.	3,280	134,546
Cytec Industries, Inc.	1,470	114,513
H.B. Fuller Co.	3,390	136,109
Hawkins, Inc.	250	9,688
Innophos Holdings, Inc.	730	36,383
Intrepid Potash, Inc.	2,230	28,499
Kraton Performance Polymers, Inc.(a)	1,200	24,360
Mineral Technologies, Inc.	2,380	109,480
NewMarket Corp.	587	159,993
Olin Corp.	4,060	99,064
Om Group, Inc.(a)	7,360	227,203
PolyOne Corp.	8,360	241,688
Quaker Chemical Corp.	1,370	90,379
RPM International, Inc.	4,860	171,266
Sensient Technologies Corp.	1,740	76,577
Stepan Co.	560	33,522
STR Holdings, Inc.(a)	1,630	4,352
The Scotts Miracle-Gro Co., Class A	1,400	70,350
Valspar Corp.	4,370	297,684
Zep, Inc.	5,555	72,659
		2,795,294

COMMERCIAL BANKS (5.2%)
Associated Bancorp	9,780	165,673
BancorpSouth, Inc.	7,050	138,533
Bank of Hawaii Corp.	1,400	77,896
Bank of the Ozarks, Inc.	2,840	135,695
Banner Corp.	600	22,248
BBCN Bancorp, Inc.	12,440	181,749
Boston Private Financial Holdings, Inc.	7,420	81,991
Cathay General Bancorp	9,020	214,315
City Holding Co.	320	14,163
City National Corp.	3,890	270,472
Columbia Banking System, Inc.	1,480	36,970
Commerce Bancshares, Inc.	2,916	133,057
Community Bank System, Inc.	1,360	45,614
Cullen/Frost Bankers, Inc.	1,830	131,833

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CVB Financial Corp.	1,310	$17,148
East West Bancorp, Inc.	5,250	161,858
F.N.B. Corp.	9,830	124,251
First Bancorp(a)	18,342	138,115
First Commonwealth Financial Corp.	20,230	151,927
First Financial Bancorp	2,060	33,187
First Financial Bankshares, Inc.	905	55,793
First Horizon National Corp.	5,450	67,199
First Midwest Bancorp, Inc.	3,610	55,125
FirstMerit Corp.	7,150	160,303
Fulton Financial Corp.	9,270	116,709
Glacier Bancorp, Inc.	2,550	62,067
Hancock Holding Co.	2,799	91,695
Hanmi Financial Corp.(a)	881	14,977
Home Bancshares, Inc.	8,506	232,384
Independent Bank Corp. - Massachusetts	650	24,206
International Bancshares Corp.	4,640	112,334
MB Financial, Inc.	880	25,326
National Penn Bancshares, Inc.	13,470	145,341
NBT Bancorp	1,270	28,664
Old National Bancorp	4,450	64,125
PacWest Bancorp	6,700	237,314
Pinnacle Financial Partners, Inc.(a)	6,580	187,398
PrivateBancorp, Inc.	11,460	270,341
Prosperity Bancshares, Inc.	1,450	85,579
S & T Bancorp, Inc.	920	22,522
Signature Bank(a)	2,310	211,481
Simmons First National Corp., Class A	300	8,205
Sterling Bancorp	2,190	29,675
Susquehanna Bancshares, Inc.	8,560	113,848
SVB Financial Group(a)	3,240	282,593
Synovus Financial Corp.	56,870	189,377
Taylor Capital Group, Inc.(a)	100	2,243
TCF Financial Corp.	6,910	105,308
Texas Capital Bancshares, Inc.(a)	4,570	207,889
Tompkins Financial Corp.	179	8,078
Trustmark Corp.	2,260	60,952
UMB Financial Corp.	1,010	60,398
Umpqua Holdings Corp.	6,920	116,533
United Bankshares, Inc.	1,510	42,763
United Community Banks, Inc.(a)	2,322	31,649
Valley National Bancorp	6,762	69,987
WestAmerica Bancorp	500	23,995
Wilshire Bancorp, Inc.	12,440	109,348
Wintrust Financial Corp.	1,320	54,001
		6,064,420

COMMERCIAL SERVICES & SUPPLIES (4.2%)
ABM Industries, Inc.	7,090	183,631
Brady Corp., Class A	1,500	49,905
CDI Corp.	6,770	106,492
Clean Harbors, Inc.(a)	2,580	145,615
Consolidated Graphics, Inc.(a)	2,600	139,334
Copart, Inc.(a)	6,200	201,562
Corrections Corp. of America	6,198	204,844
Darling International, Inc.(a)	11,610	235,683
Deluxe Corp.	1,930	79,149
Exponent, Inc.	380	25,125
Forrester Research, Inc.	560	19,645
FTI Consulting, Inc.(a)	3,160	117,742
G & K Services, Inc., Class A	720	38,023
Healthcare Services Group, Inc.	4,202	103,411
Heartland Payment Systems, Inc.	1,370	51,115
Heidrick & Struggles International, Inc.	5,250	80,745
Herman Miller, Inc.	2,280	64,091
Higher One Holdings, Inc.(a)	1,570	16,956
HMS Holdings Corp.(a)	3,190	77,166
HNI Corp.	1,660	63,263
Interface, Inc.	2,230	42,348
Kelly Services, Inc., Class A	12,400	242,668
Korn/Ferry International, Inc.(a)	4,020	78,511
Lender Processing Services, Inc.	3,110	101,635
Manpower, Inc.	5,460	365,110
Mine Safety Appliances Co.	1,050	55,786
Mobile Mini, Inc.(a)	1,420	49,004
Monro Muffler Brake, Inc.	1,065	45,806
Monster Worldwide, Inc.(a)	24,640	140,941
Navigant Consulting, Inc.(a)	7,110	95,416
On Assignment, Inc.(a)	9,440	288,203
R.R. Donnelley & Sons Co.	12,920	245,351
Resources Connection, Inc.	1,430	19,019
Rollins, Inc.	2,610	66,555
TeleTech Holdings, Inc.(a)	1,280	32,064
Tetra Tech, Inc.(a)	2,520	59,472
The Brink's Co.	3,670	98,099
The Corporate Executive Board Co.	1,160	78,219
The Geo Group, Inc.	4,643	161,205
TrueBlue, Inc.(a)	5,040	134,568
United Stationers, Inc.	4,440	183,772
Viad Corp.	3,600	86,580
Waste Connections, Inc.	4,552	196,919
		4,870,748

COMMUNICATIONS EQUIPMENT (1.4%)
ADTRAN, Inc.	2,120	56,032
Arris Group, Inc.(a)	5,749	86,465
Bel Fuse, Inc.	3,650	57,122
Belden CDT, Inc.	1,540	90,259
Black Box Corp.	480	12,989
Calamp Corp.(a)	9,120	139,992
Ciena Corp.(a)	8,940	197,216
Comtech Telecommunications Corp.	1,640	44,411
Digi International, Inc.(a)	3,180	31,577
Dycom Industries, Inc.(a)	3,610	95,593
Harmonic, Inc.(a)	3,270	25,048
InterDigital, Inc.	2,820	112,039
Ixia(a)	10,140	140,946
NETGEAR, Inc.(a)	4,660	138,915
Oplink Communications, Inc.(a)	880	17,732
PCTEL, Inc.	750	7,237
Plantronics, Inc.	1,450	67,411
Polycom, Inc.(a)	6,510	62,236
Procera Networks, Inc.(a)	5,070	75,644
Riverbed Technology, Inc.(a)	5,779	90,384
Symmetricom, Inc.(a)	3,420	17,579
ViaSat, Inc.(a)	1,390	92,838
		1,659,665

COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	1,790	10,668
Diebold, Inc.	3,240	105,818
Electronics for Imaging, Inc.(a)	5,120	153,754
Intermec, Inc.(a)	1,950	19,364
Lexmark International, Inc., Class A	5,610	210,319
NCR Corp.(a)	5,840	210,240
Super Micro Computer, Inc.(a)	9,870	114,393
Synaptics, Inc.(a)	1,180	47,200
		871,756

CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology Corp.(a)	7,470	253,233
Aegion Corp.(a)	1,520	34,686
EMCOR Group, Inc.	4,350	179,568
Granite Construction, Inc.	2,540	76,835
ITT Corp.	3,380	105,591

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
KBR, Inc.	6,650	$208,012
Orion Marine Group, Inc.(a)	1,580	19,861
URS Corp.	6,740	313,410
		1,191,196

CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)	7,270	68,556
Martin Marietta Materials, Inc.	1,420	141,432
Texas Industries, Inc.(a)	1,430	88,860
		298,848

CONSUMER FINANCE (0.2%)
Cash America International, Inc.	2,660	111,720
First Cash Financial Services, Inc.(a)	2,320	123,888
World Acceptance Corp.(a)	440	36,643
		272,251

CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	2,200	128,458
Greif, Inc., Class A	2,460	136,087
Myers Industries, Inc.	1,310	25,506
Packaging Corp. of America	4,370	235,062
Rock-Tenn Co., Class A	3,320	379,642
Silgan Holdings, Inc.	1,760	84,903
Sonoco Products Co.	3,590	138,179
		1,127,837

DISTRIBUTORS (0.5%)
MWI Veterinary Supply, Inc.(a)	1,600	227,472
VOXX International Corp.(a)	26,440	358,262
		585,734

DIVERSIFIED CONSUMER SERVICES (1.3%)
American Public Education, Inc.(a)	1,620	64,006
Apollo Group, Inc., Class A(a)	6,150	112,053
Capella Education Co.(a)	510	24,995
Career Education Corp.(a)	20,890	67,266
Corinthian Colleges, Inc.(a)	75,350	168,784
DeVry, Inc.	3,640	109,491
Hillenbrand, Inc.	2,930	72,635
Interval Leisure Group, Inc.	1,870	40,224
ITT Educational Services, Inc.(a)	4,145	108,724
Lincoln Educational Services Corp.	16,470	103,267
Matthews International Corp., Class A	1,240	47,963
Nutri/System, Inc.	1,330	16,638
Outerwall, Inc.(a)	2,360	130,390
Regis Corp.	5,490	95,361
Service Corp. International	11,460	217,396
Sotheby's	2,420	108,900
Strayer Education, Inc.	422	18,678
Universal Technical Institute, Inc.	1,230	14,391
		1,521,162

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Affiliated Managers Group, Inc.(a)	2,320	418,412
Calamos Asset Management, Inc., Class A	6,410	68,266
Cardtronics, Inc.(a)	1,680	49,493
CBOE Holdings, Inc.	2,930	146,793
CoreLogic, Inc.(a)	7,800	217,620
Encore Capital Group, Inc.(a)	3,610	140,284
EZCORP, Inc., Class A(a)	3,770	68,162
Greenhill & Co., Inc.	880	44,299
Interactive Brokers Group, Inc., Class A	4,070	65,934
MarketAxess Holdings, Inc.	2,930	151,481
MSCI, Inc., Class A(a)	4,450	155,972
Portfolio Recovery Associates, Inc.(a)	1,490	222,472
Provident Financial Services, Inc.	3,540	62,977
Stifel Financial Corp.(a)	2,915	109,750
Viewpoint Financial Group	7,280	157,030
		2,078,945
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Atlantic Tele-Network, Inc.	290	14,790
Cincinnati Bell, Inc.(a)	11,010	37,984
General Communication, Inc., Class A(a)	1,510	13,363
Lumos Networks Corp.	630	11,939
NeuStar, Inc., Class A(a)	4,310	241,705
tw Telecom, Inc.(a)	7,400	220,372
		540,153

ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,220	65,416
Cleco Corp.	2,130	103,326
El Paso Electric Co.	1,560	58,921
Great Plains Energy, Inc.	8,351	202,011
Hawaiian Electric Industries, Inc.	4,040	107,706
IDACORP, Inc.	1,750	92,348
NorthWestern Corp.	1,610	67,942
NV Energy, Inc.	10,080	238,190
UIL Holdings Corp.	1,900	77,596
UniSource Energy Corp.	1,530	77,801
Westar Energy, Inc.	4,990	167,614
		1,258,871

ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.	2,650	109,498
Acuity Brands, Inc.	1,430	123,695
AMETEK, Inc.	9,792	453,174
AZZ, Inc.	2,740	103,654
Encore Wire Corp.	610	25,443
EnerSys	1,730	91,551
Franklin Electric Co., Inc.	2,400	89,424
General Cable Corp.	5,920	186,598
Hubbell, Inc., Class B	1,690	181,421
Powell Industries, Inc.(a)	930	45,756
REGAL-BELOIT Corp.	1,470	95,080
Rofin-Sinar Technologies, Inc.(a)	970	22,417
Vicor Corp.(a)	1,540	12,767
Woodward, Inc.	2,090	85,523
		1,626,001

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
Agilysys, Inc.(a)	740	8,577
Anixter International, Inc.(a)	2,080	172,723
Arrow Electronics, Inc.(a)	7,090	323,658
Avnet, Inc.(a)	9,130	343,927
Badger Meter, Inc.	440	20,962
Benchmark Electronics, Inc.(a)	9,550	211,246
Checkpoint Systems, Inc.(a)	1,920	33,024
Cognex Corp.	4,790	254,397
Coherent, Inc.	710	40,243
CTS Corp.	7,110	99,895
Daktronics, Inc.	1,550	16,864
DTS, Inc.(a)	690	15,622
Electro Scientific Industries, Inc.	1,040	11,804
ESCO Technologies, Inc.	800	27,704
FARO Technologies, Inc.(a)	570	20,936
II-VI, Inc.(a)	2,450	43,316
Ingram Micro, Inc.(a)	16,160	368,933
Insight Enterprises, Inc.(a)	8,660	185,237
Itron, Inc.(a)	2,590	111,681
Littelfuse, Inc.	1,960	156,780
Measurement Specialties, Inc.(a)	4,180	208,080
Mercury Computer Systems, Inc.(a)	7,490	69,507
Methode Electronics, Inc.	6,380	120,518
Mettler-Toledo International, Inc.(a)	1,016	224,130
MTS Systems Corp.	510	32,156
National Instruments Corp.	3,305	93,168
Newport Corp.(a)	5,050	73,983

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Park Electrochemical Corp.	490	$13,328
Plexus Corp.(a)	4,890	171,003
RadiSys Corp.(a)	18,810	77,685
Rogers Corp.(a)	560	31,147
Rovi Corp.(a)	3,853	86,808
ScanSource, Inc.(a)	4,760	169,504
SYNNEX Corp.(a)	5,190	257,009
Tech Data Corp.(a)	4,540	233,084
Trimble Navigation, Ltd.(a)	10,960	312,798
TTM Technologies, Inc.(a)	2,990	27,628
Vishay Intertechnology, Inc.(a)	13,580	195,416
		4,864,481

ENERGY EQUIPMENT & SERVICES (2.1%)
Atwood Oceanics, Inc.(a)	2,020	113,807
Basic Energy Services, Inc.(a)	11,460	131,102
Bristow Group, Inc.	1,260	85,693
C&j Energy Services, Inc.(a)	1,150	22,252
CARBO Ceramics, Inc.	640	56,230
Dril-Quip, Inc.(a)	1,200	109,092
Era Group, Inc.(a)	2,170	52,926
Exterran Holdings, Inc.(a)	2,430	77,153
Geospace Technologies Corp.(a)	2,730	203,139
Gulf Island Fabrication, Inc.	1,500	37,095
Helix Energy Solutions Group, Inc.(a)	5,260	133,446
ION Geophysical Corp.(a)	5,630	34,625
Matrix Service Co.(a)	8,150	129,178
Oceaneering International, Inc.	3,740	303,277
Patterson-UTI Energy, Inc.	5,320	105,176
Pioneer Energy Services Corp.(a)	15,630	105,971
SEACOR Holdings, Inc.	1,130	98,943
Superior Energy Services, Inc.(a)	10,650	272,853
TETRA Technologies, Inc.(a)	7,330	74,180
Tidewater, Inc.	2,720	160,453
Unit Corp.(a)	2,080	93,766
		2,400,357

FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	2,580	170,873
Harris Teeter Supermarkets, Inc.	3,180	156,392
Nash Finch Co.	3,350	78,557
Spartan Stores, Inc.	9,450	185,882
SuperValu, Inc.(a)	5,870	47,019
Tesco Corp.(a)	240	3,178
United Natural Foods, Inc.(a)	1,730	101,378
		743,279

FOOD PRODUCTS (2.0%)
B&G Foods, Inc.	1,820	63,409
Calavo Growers, Inc.	580	15,753
Cal-Maine Foods, Inc.	570	28,887
Dean Foods Co.(a)	12,180	132,762
Diamond Foods, Inc.(a)	840	17,128
Flowers Foods, Inc.	6,513	149,538
Green Mountain Coffee Roasters, Inc.(a)	4,270	329,559
Hain Celestial Group, Inc.(a)	2,940	214,502
Hillshire Brands Co. (The)	4,280	150,699
Ingredion, Inc.	4,270	286,944
J & J Snack Foods Corp.	400	31,872
Lancaster Colony Corp.	490	40,685
Post Holdings, Inc.(a)	2,535	117,599
Sanderson Farms, Inc.	730	51,567
Seneca Foods Corp., Class A(a)	4,400	154,660
Smithfield Foods, Inc.(a)	10,200	338,640
Snyders-Lance, Inc.	1,860	58,869
Tootsie Roll Industries, Inc.	1,134	38,397
TreeHouse Foods, Inc.(a)	1,280	90,867
Whitewave Foods Co., Class A(a)	4,130	77,190
		2,389,527

GAS UTILITIES (1.2%)
Atmos Energy Corp.	4,260	188,462
Energen Corp.	2,530	151,522
National Fuel Gas Co.	2,860	185,414
New Jersey Resources Corp.	1,340	59,978
Northwest Natural Gas Co.	740	32,516
Piedmont Natural Gas Co., Inc.	2,840	98,122
Questar Corp.	7,280	173,701
South Jersey Industries, Inc.	830	50,713
Southwest Gas Corp.	1,640	81,410
The Laclede Group, Inc.	720	33,019
UGI Corp.	5,490	230,525
WGL Holdings, Inc.	1,650	75,850
		1,361,232

HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Abaxis, Inc.	2,180	91,778
ABIOMED, Inc.(a)	1,250	31,350
Align Technology, Inc.(a)	2,620	112,765
Allscripts Healthcare Solutions, Inc.(a)	6,706	106,022
Analogic Corp.	1,490	106,371
Bio-Rad Laboratories, Inc., Class A(a)	610	74,414
Cantel Medical Corp.	4,927	130,763
CONMED Corp.	1,420	46,576
Cyberonics, Inc.(a)	2,410	125,296
Cynosure, Inc.(a)	6,250	178,000
Greatbatch, Inc.(a)	4,070	153,846
Haemonetics Corp.(a)	2,190	92,462
Hanger Orthopedic Group, Inc.(a)	3,690	136,235
Hill-Rom Holdings, Inc.	2,390	88,597
Hologic, Inc.(a)	10,100	229,270
ICU Medical, Inc.(a)	1,280	91,763
IDEXX Laboratories, Inc.(a)	1,840	180,302
Integra LifeSciences Holdings Corp.(a)	810	31,906
Invacare Corp.	8,820	137,680
Masimo Corp.	2,200	51,238
Meridian Bioscience, Inc.	1,840	45,503
Merit Medical Systems, Inc.(a)	1,625	21,353
Natus Medical, Inc.(a)	1,680	21,487
NuVasive, Inc.(a)	1,720	39,250
OSI Systems, Inc.(a)	660	46,457
ResMed, Inc.	7,150	340,698
STERIS Corp.	2,390	107,598
SurModics, Inc.(a)	670	13,561
Symmetry Medical, Inc.(a)	2,720	23,691
Thoratec Corp.(a)	3,360	110,174
West Pharmaceutical Services, Inc.	1,320	97,363
		3,063,769

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Air Methods Corp.	2,850	95,731
Almost Family, Inc.	5,390	103,111
Amedisys, Inc.(a)	15,799	197,645
AMN Healthcare Services, Inc.(a)	2,390	35,324
AmSurg Corp.(a)	1,850	72,353
Bio-Reference Laboratories, Inc.(a)	5,110	136,692
Centene Corp.(a)	3,180	176,395
Chemed Corp.	730	51,531
CorVel Corp.(a)	780	26,434
Cross Country Healthcare, Inc.(a)	15,270	86,123
CryoLife, Inc.	830	5,876
Gentiva Health Services, Inc.(a)	11,130	119,536
Health Net, Inc.(a)	7,110	218,064
Healthways, Inc.(a)	1,720	29,515
Henry Schein, Inc.(a)	3,390	351,984
IPC The Hospitalist Co.(a)	760	38,281

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Kindred Healthcare, Inc.(a)	13,352	$205,087
Landauer, Inc.	820	40,401
LHC Group, Inc.(a)	3,670	84,190
Magellan Health Services, Inc.(a)	2,430	138,875
Medifast, Inc.(a)	4,490	122,757
Molina Heathcare, Inc.(a)	3,015	111,917
Omnicare, Inc.	5,550	292,985
Owens & Minor, Inc.	6,205	223,132
PharMerica Corp.(a)	10,210	149,474
The Ensign Group, Inc.	2,100	80,304
VCA Antech, Inc.(a)	4,040	116,190
WellCare Group, Inc.(a)	3,590	219,098
		3,529,005

HEALTH CARE TECHNOLOGY (0.2%)
Computer Programs & Systems, Inc.	360	20,066
Healthstream, Inc.(a)	3,030	95,445
Medidata Solutions, Inc.(a)	820	75,875
Omnicell, Inc.(a)	1,350	28,485
		219,871

HOTELS, RESTAURANTS & LEISURE (1.5%)
Biglari Holdings, Inc.(a)	118	49,154
Bob Evans Farms, Inc.	2,900	147,378
Brinker International, Inc.	2,610	104,792
CEC Entertainment, Inc.	760	31,608
Cracker Barrel Old Country Store, Inc.	890	87,131
DineEquity, Inc.	590	41,105
Domino's Pizza, Inc.	2,000	125,160
International Speedway Corp., Class A	1,300	44,005
Jack in the Box, Inc.(a)	1,980	79,378
Life Time Fitness, Inc.(a)	1,550	82,600
Marcus Corp.	4,980	64,491
Marriott Vacations Worldwide Corp.(a)	1,100	48,400
Panera Bread Co., Class A(a)	988	165,045
Papa John's International, Inc.(a)	1,400	93,604
Red Robin Gourmet Burgers, Inc.(a)	1,740	98,971
Ruby Tuesday, Inc.(a)	15,050	110,166
Sonic Corp.(a)	2,880	44,266
Texas Roadhouse, Inc., Class A	2,480	60,611
The Cheesecake Factory, Inc.	2,040	86,578
The Wendy's Co.	23,700	168,507
		1,732,950

HOUSEHOLD DURABLES (2.1%)
American Greetings Corp., Class A	7,230	137,659
Ethan Allen Interiors, Inc.	2,550	77,443
Fortune Brands Home & Security, Inc.	7,870	325,110
iRobot Corp.(a)	3,460	120,961
Jarden Corp.(a)	6,425	292,145
KB HOME	3,210	56,977
La-Z-Boy, Inc.	2,090	43,326
M.D.C. Holdings, Inc.	3,020	95,553
M/I Homes, Inc.(a)	3,200	68,032
Meritage Homes Corp.(a)	1,960	88,710
Mohawk Industries, Inc.(a)	2,060	245,119
NVR, Inc.(a)	156	144,394
Ryland Group, Inc.	1,710	69,152
Standard Pacific Corp.(a)	6,870	56,197
Tempur-Pedic International, Inc.(a)	2,100	83,265
Toll Brothers, Inc.(a)	6,780	222,859
Tupperware Corp.	1,830	154,232
Universal Electronics, Inc.(a)	4,170	128,561
		2,409,695

HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)	11,650	87,841
Church & Dwight Co., Inc.	4,870	310,219
Energizer Holdings, Inc.	2,140	217,852
Inter Parfums, Inc.	2,670	88,056
WD-40 Co.	480	27,605
		731,573

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	85,941

INDUSTRIAL CONGLOMERATES (0.5%)
Carlisle Cos., Inc.	2,180	147,673
Koppers Holdings, Inc.	730	28,214
LSB Industries, Inc.(a)	620	20,386
Standex International Corp.	3,300	194,799
Teleflex, Inc.	1,460	115,968
Tredegar Industries, Inc.	990	29,710
		536,750

INSURANCE (4.9%)
Alleghany Corp.(a)	551	222,538
American Financial Group, Inc.	5,300	273,957
Amerisafe, Inc.	670	23,939
Arthur J. Gallagher & Co.	4,360	193,497
Aspen Insurance Holdings, Ltd.	5,830	218,567
Brown & Brown, Inc.	4,430	146,146
eHealth, Inc.(a)	3,510	107,897
Employers Holdings, Inc.	1,460	38,383
Everest Re Group, Ltd.	2,430	324,478
Fidelity National Financial, Inc., Class A	8,040	196,819
First American Financial Corp.	9,940	225,936
HCC Insurance Holdings, Inc.	4,840	215,525
Horace Mann Educators Corp.	6,590	186,761
Infinity Property & Casualty Corp.	1,590	103,366
Kemper Corp.	4,820	168,459
Meadowbrook Insurance Group, Inc.	22,400	170,016
Mercury General Corp.	2,320	102,544
Old Republic International Corp.	17,350	250,708
Primerica, Inc.	1,180	48,427
ProAssurance Corp.	2,230	119,372
Protective Life Corp.	7,040	305,043
Reinsurance Group of America	5,280	359,515
RLI Corp.	400	33,016
Safety Insurance Group, Inc.	1,280	68,826
Selective Insurance Group, Inc.	5,880	143,766
StanCorp Financial Group, Inc.	5,090	270,228
Stewart Information Services Corp.	5,570	172,280
The Hanover Insurance Group, Inc.	5,530	297,680
The Navigators Group, Inc.(a)	1,450	84,042
Tower Group International, Ltd.	10,740	234,884
United Fire Group, Inc.	5,540	144,095
W.R. Berkley Corp.	5,040	213,545
		5,664,255

INTERNET & CATALOG RETAIL (0.3%)
HSN, Inc.	2,040	122,522
XO Group, Inc.(a)	14,630	174,975
		297,497

INTERNET SOFTWARE & SERVICES (2.7%)
AOL, Inc.	2,720	100,205
Blucora, Inc.(a)	15,580	311,600
Blue Nile, Inc.(a)	420	16,309
Bottomline Technologies, Inc.(a)	1,320	38,372
comScore, Inc.(a)	1,390	40,254
Concur Technologies, Inc.(a)	2,410	214,225
DealerTrack Holdings, Inc.(a)	5,680	212,432
Dice Holdings, Inc.(a)	16,990	147,303
Digital River, Inc.(a)	4,610	78,324
Equinix, Inc.(a)	2,231	400,130
j2 Global, Inc.	1,650	75,520
Liquidity Services, Inc.(a)	3,310	94,335
LivePerson, Inc.(a)	5,410	49,988

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Microstrategy, Inc., Class A(a)	250	$23,753
Nic, Inc.	4,470	82,337
OpenTable, Inc.(a)	3,150	200,592
Perficient, Inc.(a)	14,130	192,875
PetMed Express, Inc.	1,210	20,268
QuinStreet, Inc.(a)	10,260	95,521
Rackspace Hosting, Inc.(a)	5,530	250,454
Stamps.com, Inc.(a)	2,350	93,671
TIBCO Software, Inc.(a)	5,500	137,170
United Online, Inc.	15,500	125,860
ValueClick, Inc.(a)	7,310	178,656
		3,180,154

IT SERVICES (2.3%)
Acxiom Corp.(a)	3,050	78,598
Alliance Data Systems Corp.(a)	2,460	486,539
Broadridge Financial Solutions, Inc.	4,910	142,095
CACI International, Inc., Class A(a)	2,860	189,904
Ciber, Inc.(a)	47,600	173,264
Convergys Corp.	5,890	111,498
CSG Systems International, Inc.	1,380	32,678
DST Systems, Inc.	1,060	74,232
Exlservice Holdings, Inc.(a)	3,180	89,040
Gartner, Inc.(a)	3,300	198,033
iGATE Corp.(a)	3,540	82,517
LogMeIn, Inc.(a)	850	25,262
ManTech International Corp., Class A	6,470	191,124
MAXIMUS, Inc.	4,620	173,758
Sourcefire, Inc.(a)	3,320	250,428
Sykes Enterprises, Inc.(a)	5,210	91,488
Synchronoss Technologies, Inc.(a)	1,000	34,490
VeriFone Systems, Inc.(a)	3,800	72,466
Virtusa Corp.(a)	800	20,624
Wex, Inc.(a)	2,450	213,003
		2,731,041

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat, Inc.	3,880	213,555
Brunswick Corp.	4,540	171,385
Callaway Golf Co.	4,870	34,967
JAKKS Pacific, Inc.	6,380	38,344
MarineMax, Inc.(a)	10,950	127,348
Polaris Industries, Inc.	3,220	361,091
Pool Corp.	2,720	143,562
Sturm Ruger & Co., Inc.	2,700	137,349
		1,227,601

LIFE SCIENCES TOOLS AND SERVICES (0.8%)
Affymetrix, Inc.(a)	7,770	29,526
Cambrex Corp.(a)	6,520	95,518
Charles River Laboratories International, Inc.(a)	2,840	129,334
Covance, Inc.(a)	1,990	164,175
Luminex Corp.(a)	7,750	154,302
PAREXEL International Corp.(a)	4,480	221,536
Techne Corp.	1,180	87,013
		881,404

MACHINERY (4.0%)
3D Systems Corp.(a)	10,370	489,775
Actuant Corp., Class A	2,720	96,043
AGCO Corp.	4,930	277,313
Albany International Corp., Class A	1,150	39,687
Applied Industrial Technologies, Inc.	1,430	74,589
Astec Industries, Inc.	1,910	66,850
Barnes Group, Inc.	1,790	59,070
Briggs & Stratton Corp.	3,240	65,610
CIRCOR International, Inc.	590	30,987
CLARCOR, Inc.	1,640	90,167
Crane Co.	1,700	103,530
Donaldson Co., Inc.	4,640	168,200
EnPro Industries, Inc.(a)	750	42,623
Federal Signal Corp.(a)	3,270	31,719
Graco, Inc.	2,880	200,966
Harsco Corp.	2,850	73,416
IDEX Corp.	2,940	175,371
Intevac, Inc.(a)	2,530	16,116
John Bean Technologies Corp.	1,365	32,364
Kaydon Corp.	1,260	36,641
Kennametal, Inc.	2,710	117,451
Lincoln Electric Holdings, Inc.	4,200	247,968
Lindsay Manufacturing Co.	1,430	107,393
Lydall, Inc.(a)	7,890	122,768
Mueller Industries, Inc.	960	52,694
Nordson Corp.	3,160	228,026
Oshkosh Truck Corp.(a)	6,300	282,366
SPX Corp.	2,060	157,405
Tennant Co.	600	30,960
Terex Corp.(a)	8,720	257,066
The Timken Co.	4,210	245,948
Titan International, Inc.	1,410	24,308
Toro Co.	4,100	202,048
Trinity Industries, Inc.	4,530	178,346
Valmont Industries, Inc.	1,400	195,496
Watts Water Technologies, Inc.	1,010	52,803
		4,674,083

MARINE (0.4%)
Huntington Ingalls Industries, Inc.	3,970	246,855
Kirby Corp.(a)	1,940	163,852
Matson, Inc.	1,500	42,480
		453,187

MEDIA (1.0%)
Cinemark Holdings, Inc.	6,830	198,890
Digital Generation, Inc.(a)	1,450	11,237
DreamWorks Animation SKG, Inc., Class A(a)	2,700	66,852
Harte-Hanks, Inc.	2,790	26,672
Lamar Advertising Co., Class A(a)	3,190	138,223
Live Nation, Inc.(a)	13,332	218,378
Meredith Corp.	1,340	63,677
Scholastic Corp.	4,500	137,250
The E.W. Scripps Co., Class A(a)	5,810	96,504
The New York Times Co., Class A(a)	5,450	66,381
Valassis Communications, Inc.	3,280	93,906
Wiley John And Sons, Class A	1,650	74,465
		1,192,435

METALS & MINING (2.0%)
A.M. Castle & Co.(a)	7,740	131,735
AK Steel Holding Corp.(a)	7,750	26,350
AMCOL International Corp.	880	30,870
Carpenter Technology Corp.	1,460	76,329
Century Aluminum Co.(a)	8,340	69,973
Commercial Metals Co.	13,510	209,270
Compass Minerals International, Inc.	1,130	85,428
Gibraltar Industries, Inc.(a)	5,570	85,778
Globe Specialty Metals, Inc.	4,310	51,418
Haynes International, Inc.	310	14,911
Kaiser Aluminum Corp.	1,160	75,690
Materion Corp.	5,780	174,209
Olympic Steel, Inc.	8,150	226,977
Reliance Steel & Aluminum Co.	3,870	271,674
Royal Gold, Inc.	2,680	138,529
RTI International Metals, Inc.(a)	1,090	33,409
Steel Dynamics, Inc.	14,380	223,753
Stillwater Mining Co.(a)	4,020	48,642
SunCoke Energy, Inc.(a)	8,700	137,460
Worthington Industries, Inc.	7,610	272,210
		2,384,615

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MULTILINE RETAIL (0.8%)
Big Lots, Inc.(a)	4,600	$166,198
Fred's, Inc.	9,740	167,528
Saks, Inc.(a)	9,040	144,821
The Andersons, Inc.	3,210	190,417
Tuesday Morning Corp.(a)	25,500	286,110
		955,074

MULTI-UTILITIES (0.8%)
Alliant Energy Corp.	4,050	214,529
Avista Corp.	2,880	82,886
MDU Resources Group, Inc.	7,190	201,608
OGE Energy Corp.	6,520	243,848
PNM Resources, Inc.	3,530	82,884
Vectren Corp.	3,440	127,349
		953,104

OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	1,770	81,721

OIL, GAS & CONSUMABLE FUELS (2.2%)
Alpha Natural Resources, Inc.(a)	15,060	81,926
Approach Resources, Inc.(a)	1,200	31,788
Arch Coal, Inc.	16,190	63,141
Bill Barrett Corp.(a)	3,830	85,869
Carrizo Oil & Gas, Inc.(a)	1,350	42,754
Cimarex Energy Co.	2,900	221,647
Cloud Peak Energy, Inc.(a)	4,760	76,303
Comstock Resources, Inc.	1,790	30,018
Contango Oil & Gas Co.	290	11,211
Dresser-Rand Group, Inc.(a)	2,630	160,088
Forest Oil Corp.(a)	4,290	21,965
Gulfport Energy Corp.(a)	4,320	229,824
HollyFrontier Corp.	10,558	480,917
Hornbeck Offshore Services, Inc.(a)	1,130	59,834
Northern Oil & Gas, Inc.(a)	8,190	108,190
Oil States International, Inc.(a)	1,860	180,848
PDC Energy, Inc.(a)	1,060	58,459
Penn Virginia Corp.(a)	1,910	9,626
PetroQuest Energy, Inc.(a)	3,140	14,130
Rosetta Resources, Inc.(a)	1,880	85,747
SM Energy Co.	2,240	153,955
Stone Energy Corp.(a)	3,570	86,965
Swift Energy Co.(a)	5,730	73,000
World Fuel Services Corp.	4,840	187,502
		2,555,707

PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies, Inc.	1,410	52,480
Clearwater Paper Corp.(a)	1,800	88,056
Deltic Timber Corp.	1,260	76,016
Domtar Corp.	2,110	146,666
KapStone Paper & Packaging Corp.	1,490	65,635
Louisiana-Pacific Corp.(a)	8,660	140,812
Neenah Paper, Inc.	540	21,368
P. H. Glatfelter & Co.	4,950	131,026
Wausau-Mosinee Paper Corp.	2,890	32,917
		754,976

PERSONAL PRODUCTS (0.3%)
Blyth, Inc.	5,074	71,087
Helen of Troy, Ltd.(a)	1,210	51,401
Prestige Brands Holdings, Inc.(a)	8,350	283,148
		405,636

PHARMACEUTICALS (1.4%)
Akorn, Inc.(a)	11,450	162,475
Cubist Pharmaceuticals, Inc.(a)	2,390	148,969
Endo Pharmaceuticals Holdings, Inc.(a)	4,080	156,917
Hi Tech Pharmacal Co., Inc.	430	15,454
Impax Laboratories, Inc.(a)	5,900	122,366
Mallinckrodt PLC(a)	3,330	152,814
Questcor Pharmaceuticals, Inc.	3,220	215,160
Salix Pharmaceutical, Ltd.(a)	3,000	221,700
The Medicines Co.(a)	6,180	190,962
ViroPharma, Inc.(a)	5,630	193,222
		1,580,039

PROFESSIONAL SERVICES (0.2%)
Insperity, Inc.	2,040	67,463
Towers Watson & Co., Class A	1,930	162,564
Wageworks, Inc.(a)	720	24,314
		254,341

RADIO BROADCASTING (0.0%)
Arbitron, Inc.	990	45,500

REAL ESTATE INVESTMENT TRUST (5.5%)
Acadia Realty Trust	2,257	58,185
Alexandria Real Estate Equities, Inc.	2,100	143,850
American Campus Communities, Inc.	3,750	144,037
BioMed Realty Trust, Inc.	5,700	117,762
BRE Properties, Inc.	2,750	145,915
Camden Property Trust	2,910	205,271
Cedar Shopping Centers, Inc.	5,940	32,908
Colonial Properties Trust	3,380	81,830
Coresite Realty Corp.	4,340	147,386
Corporate Office Properties Trust	3,390	86,377
Cousins Properties, Inc.	5,215	53,454
DiamondRock Hospitality Co.	7,410	71,877
Duke Realty Corp.	10,230	168,488
Eastgroup Properties, Inc.	1,050	64,953
EPR Properties	1,690	85,142
Equity One, Inc.	1,850	42,809
Essex Property Trust, Inc.	1,320	212,903
Extra Space Storage, Inc.	4,490	188,804
Federal Realty Investment Trust	2,270	239,099
Franklin Street Properties Corp.	3,250	43,257
Getty Realty Corp.	810	16,678
Government Properties Income Trust	770	19,458
Healthcare Realty Trust, Inc.	2,800	71,988
Highwood Properties, Inc.	2,760	100,133
Home Properties, Inc.	1,850	118,048
Hospitality Properties Trust	5,000	142,450
Inland Real Estate Corp.	4,470	45,996
Kilroy Realty Corp.	2,430	127,186
Kite Realty Group Trust	6,380	36,813
LaSalle Hotel Properties	3,250	87,555
Lexington Corp. Properties Trust	6,935	86,965
Liberty Property Trust	4,450	170,035
LTC Properties, Inc.	1,020	39,443
Mack-Cali Realty Corp.	3,380	81,323
Medical Properties Trust, Inc.	6,080	88,768
Mid-America Apartment Communities, Inc.	1,460	98,623
National Retail Properties, Inc.	3,860	135,061
OMEGA Healthcare Investors, Inc.	3,890	123,819
Parkway Properties, Inc.	1,990	34,825
Pennsylvania Real Estate Investment Trust	2,200	45,540
Post Properties, Inc.	1,940	90,249
Potlatch Corp.	1,430	62,963
PS Business Parks, Inc.	510	37,368
Rayonier, Inc.	4,340	253,630
Realty Income Corp.	6,380	276,956
Regency Centers Corp.	3,250	171,373
Sabra Healthcare REIT, Inc.	9,250	242,720
Saul Centers, Inc.	480	21,782

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Senior Housing Properties Trust	6,050	$152,158
SL Green Realty Corp.	3,060	277,389
Sovran Self Storage, Inc.	1,060	73,246
Tanger Factory Outlet Center	3,240	105,073
Taubman Centers, Inc.	2,190	160,352
UDR, Inc.	8,321	208,358
Universal Health Realty Income Trust	1,340	58,250
Urstadt Biddle Properties, Inc., Class A	1,190	25,133
Weingarten Realty Investors	4,610	144,385
		6,366,399

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Alexander & Baldwin, Inc.(a)	1,500	66,435
Forestar Group, Inc.(a)	1,450	31,334
Jones Lang LaSalle, Inc.	2,050	186,612
		284,381

ROAD & RAIL (1.6%)
Arkansas Best Corp.	15,990	346,983
Atmel Corp.(a)	20,230	159,817
Con-way, Inc.	5,270	218,442
Genesee & Wyoming, Inc., Class A(a)	1,610	144,353
Heartland Express, Inc.	2,863	42,143
J.B. Hunt Transport Services, Inc.	4,110	307,962
Knight Transportation, Inc.	2,960	50,231
Landstar System, Inc.	1,540	83,252
Old Dominion Freight Line, Inc.(a)	4,710	205,733
Wabtec Corp.	4,200	243,852
Werner Enterprises, Inc.	1,870	44,992
		1,847,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Advanced Energy Industries, Inc.(a)	8,910	192,991
ATMI, Inc.(a)	1,130	28,080
Brooks Automation, Inc.	11,470	112,635
Cabot Microelectronics Corp.(a)	730	26,995
CEVA, Inc.(a)	810	14,766
Cirrus Logic, Inc.(a)	9,880	190,486
Cohu, Inc.	3,960	46,728
Cree, Inc.(a)	5,310	371,169
Cypress Semiconductor Corp.	5,280	67,426
Diodes, Inc.(a)	1,280	35,085
DSP Group, Inc.(a)	2,040	15,198
Entropic Communications, Inc.(a)	21,560	95,511
Exar Corp.(a)	2,720	35,387
Fairchild Semiconductor International, Inc.(a)	4,960	62,595
FEI Co.	2,530	195,948
GT Advanced Technologies, Inc.(a)	27,020	140,234
Hittite Microwave Corp.(a)	780	48,734
Integrated Device Technology, Inc.(a)	6,170	55,592
International Rectifier Corp.(a)	2,490	60,034
Intersil Corp., Class A	7,590	77,494
Kopin Corp.(a)	6,100	22,631
Kulicke & Soffa Industries, Inc.(a)	15,140	176,684
Micrel, Inc.	2,500	26,525
Microsemi Corp.(a)	5,500	135,630
MKS Instruments, Inc.	1,580	42,850
Monolithic Power Systems, Inc.	4,110	107,600
Nanometrics, Inc.(a)	3,620	55,603
Pericom Semiconductor Corp.(a)	5,790	44,293
Power Integrations, Inc.	880	48,532
QLogic Corp.(a)	5,330	58,683
RF Micro Devices, Inc.(a)	12,820	66,536
Rubicon Technology, Inc.(a)	5,190	43,700
Rudolph Technologies, Inc.(a)	11,060	136,591
Semtech Corp.(a)	8,070	244,118
Sigma Designs, Inc.(a)	3,240	16,913
Silicon Laboratories, Inc.(a)	1,280	49,997
Skyworks Solutions, Inc.(a)	10,410	250,048
Sunedison, Inc.(a)	8,830	89,006
Supertex, Inc.	320	8,602
Tessera Technologies, Inc.	1,970	39,538
TriQuint Semiconductor, Inc.(a)	7,420	59,286
Ultratech, Inc.(a)	5,330	155,743
Veeco Instruments, Inc.(a)	3,170	110,189
Volterra Semiconductor Corp.(a)	860	12,960
		3,875,346

SOFTWARE (2.6%)
ACI Worldwide, Inc.(a)	2,540	120,269
Advent Software, Inc.	1,310	38,553
ANSYS, Inc.(a)	3,109	248,223
Blackbaud, Inc.	1,790	62,811
Cadence Design Systems, Inc.(a)	11,490	167,524
CommVault Systems, Inc.(a)	2,530	213,608
Compuware Corp.	6,720	76,205
Ebix, Inc.	1,470	17,052
EPIQ Systems, Inc.	1,695	22,052
FactSet Research Systems, Inc.	1,340	146,301
Fair Isaac Corp.	1,260	62,950
Informatica Corp.(a)	3,800	145,046
Interactive Intelligence Group, Inc.(a)	2,480	140,864
Jack Henry & Associates, Inc.	3,240	156,492
Manhattan Associates, Inc.(a)	1,750	154,595
Mentor Graphics Corp.	7,740	158,902
MICROS Systems, Inc.(a)	2,620	127,673
Monotype Imaging Holdings, Inc.	1,050	25,756
NetScout Systems, Inc.(a)	2,740	72,692
Progress Software Corp.(a)	2,090	53,483
PTC, Inc.(a)	4,350	117,798
Quality Systems, Inc.	1,680	38,422
Solarwinds, Inc.(a)	3,290	116,762
Solera Holdings, Inc.	2,410	137,153
Synopsys, Inc.(a)	5,530	204,831
Tyler Technologies, Inc.(a)	2,140	159,687
Vasco Data Security International, Inc.(a)	6,960	57,281
		3,042,985

SPECIALTY RETAIL (4.7%)
Aaron's, Inc.	2,380	68,211
Advance Auto Parts, Inc.	2,530	208,700
Aeropostale, Inc.(a)	5,140	77,768
American Eagle Outfitters, Inc.	8,810	173,028
Ann, Inc.(a)	3,640	123,360
Ascena Retail Group, Inc.(a)	10,806	206,286
Barnes & Noble, Inc.(a)	6,070	108,349
Big 5 Sporting Goods Corp.	5,290	107,228
Cabela's, Inc.(a)	2,680	183,955
Cato Corp., Class A	970	27,305
Chico's FAS, Inc.	17,140	293,608
Children's Place Retail Stores, Inc.(a)	800	43,232
Christopher & Banks Corp.(a)	2,020	13,817
Cst Brands, Inc.(a)	1,920	62,611
Dick's Sporting Goods, Inc.	4,670	240,085
Finish Line, Inc., Class A	1,937	43,118
Foot Locker, Inc.	7,710	278,562
Genesco, Inc.(a)	1,550	109,089
Group 1 Automotive, Inc.	2,280	165,961
Guess?, Inc.	2,220	74,770
Haverty Furniture Cos., Inc.	1,030	26,780
Hibbett Sports, Inc.(a)	880	51,612
Jos. A. Bank Clothiers, Inc.(a)	953	38,940
Kirkland's, Inc.(a)	8,810	154,880
Lithia Motors, Inc., Class A	770	50,235
Lumber Liquidators Holdings, Inc.(a)	2,510	243,018
Men's Wearhouse, Inc.	2,600	103,818

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Movado Group, Inc.	3,180	$116,006
Office Depot, Inc.(a)	14,130	61,183
OfficeMax, Inc.	18,840	214,588
Rent-A-Center, Inc.	3,390	135,566
Rue21, Inc.(a)	1,950	81,471
Select Comfort Corp.(a)	4,480	102,368
Signet Jewelers, Ltd.	2,780	203,246
Sonic Automotive, Inc., Class A	5,670	125,534
Stage Stores, Inc.	1,322	32,997
Stein Mart, Inc.	12,610	176,162
The Pep Boys - Manny, Moe & Jack(a)	13,680	170,316
Tractor Supply Co.	2,790	337,953
Vitamin Shoppe, Inc.(a)	1,900	91,257
Williams-Sonoma, Inc.	5,600	329,616
Zale Corp.(a)	1,460	13,549
Zumiez, Inc.(a)	790	21,780
		5,491,918

TEXTILES APPAREL & LUXURY GOODS (1.7%)
Brown Shoe Co., Inc.	1,585	37,676
Carter's, Inc.	2,460	175,447
Crocs, Inc.(a)	3,360	45,931
Deckers Outdoor Corp.(a)	1,180	64,700
Fifth & Pacific Cos., Inc.(a)	4,270	101,711
Hanesbrands, Inc.	4,750	301,435
Iconix Brand Group, Inc.(a)	2,400	78,816
Maidenform Brands, Inc.(a)	920	21,491
Oxford Industries, Inc.	1,320	89,324
Perry Ellis International, Inc.	5,720	114,972
Quiksilver, Inc.(a)	30,360	191,875
Skechers U.S.A., Inc., Class A(a)	1,420	38,738
Steven Madden, Ltd.(a)	3,275	168,401
The Buckle, Inc.	975	54,581
Under Armour, Inc., Class A(a)	4,400	295,372
UniFirst Corp.	470	46,069
Wolverine World Wide, Inc.	1,730	99,492
		1,926,031

THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	10,690	130,418
Bank Mutual Corp.	8,600	53,406
Brookline Bancorp, Inc.	4,000	39,440
Dime Community Bancshares, Inc.	1,490	26,149
First Niagara Financial Group, Inc.	20,150	215,403
New York Community Bancorp, Inc.	19,610	297,484
Northwest Bancshares, Inc.	3,000	41,460
Oritani Financial Corp.	10,590	172,193
TrustCo Bank Corp. NY	3,990	23,701
Washington Federal, Inc.	10,270	223,373
Webster Financial Corp.	3,150	85,806
		1,308,833

TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	1,680	75,902
Kaman Corp., Class A	870	32,938
MSC Industrial Direct Co., Inc., Class A	1,470	118,997
United Rentals, Inc.(a)	3,240	185,717
Watsco, Inc.	920	85,882
		499,436

WATER UTILITIES (0.2%)
American States Water Co.	660	42,385
Aqua America, Inc.	4,810	162,867
Calgon Carbon Corp.(a)	2,170	38,908
		244,160

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	6,310	53,446
NTELOS Holding Corp.	750	14,047
Telephone & Data Systems, Inc.	8,680	230,107
USA Mobility, Inc.	5,310	82,942
		380,542
TOTAL COMMON STOCKS		115,854,765

MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, 0.01%(b)	605,764	605,764

TOTAL MONEY MARKET FUND		605,764
TOTAL INVESTMENTS (COST $83,840,772) 100.0%		116,460,529
LIABILITIES IN EXCESS OF OTHER ASSETS -0.0%		(18,282)

NET ASSETS 100.0%		$116,442,247

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2013.

See notes to Schedules of Portfolio Investments.

At July 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund Name	Securities	Appreciation	Depreciation	(Depreciation)
Steward Small-Mid Cap Enhanced Index Fund	$84,180,553	$36,215,924	$(3,935,948)	$32,279,976

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

July 31, 2013

(Unaudited)

1) Portfolio Valuation:

Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America ("GAAP") establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of July 31, 2013:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$115,854,765	$–	$–	$115,854,765
Money Market Fund	605,764	–	–	605,764

Total	116,460,529	–	–	116,460,529

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2013 from those used on April 30, 2013. The Fund did not hold any Level 3 securities during the period ended July 31, 2013.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) New Accounting Pronouncement:

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended ASC Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. Management has determined the guidance in ASU 2013-01 and ASU 2011-11, which is effective for interim and annual periods beginning on or after January 1, 2013, will not impact the Fund’s financial statements.

4) Subsequent Events:

Management has evaluated events subsequent to July 31, 2013 and has concluded no such events require adjustment or disclosure as of July 31, 2013.

Item 2.   Controls and Procedures.

(a)    The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2013

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	September 24, 2013